RECLAMATION AND CLOSURE COST OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of reclamation and closure cost obligations [Abstract]
Disclosure of reclamation and closure cost obligations [text block]
18. Reclamation and closure cost obligations
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Mesquite	Peak Mines	Cerro San Pedro	Blackwater	Total
Changes to reclamation and closure cost obligations
Balance – December 31, 2015	7.9	7.4	13.2	14.2	17.8	8.3	68.8
Reclamation expenditures	-	-	-	-	(2.6)	-	(2.6)
Unwinding of discount	0.2	0.1	0.2	0.3	0.7	0.2	1.7
Revisions to expected cash flows	11.8	(0.1)	0.2	(0.7)	4.2	0.1	15.5
Foreign exchange movement	0.1	0.2	-	(0.1)	(2.0)	0.3	(1.5)
Balance – December 31, 2016	20.0	7.6	13.6	13.7	18.1	8.9	81.9
Less: current portion of closure costs (Note 8)	-	-	-	(0.1)	(0.8)	-	(0.9)
Non-current portion of closure costs	20.0	7.6	13.6	13.6	17.3	8.9	81.0
Balance – December 31, 2016	20.0	7.6	13.6	13.7	18.1	8.9	81.9
Reclamation expenditures	-	(0.2)	-	(0.1)	(1.0)	(0.1)	(1.4)
Unwinding of discount	0.4	0.2	0.3	0.4	0.2	0.2	1.7
Revisions to expected cash flows	41.4	3.2	6.6	3.1	1.2	(0.3)	55.2
Foreign exchange movement	1.6	0.8	-	1.1	0.7	0.7	4.9
Less: amounts reclassified as held for sale	-	-	-	(18.2)	-	-	(18.2)
Balance – December 31, 2017	63.4	11.6	20.5	-	19.2	9.4	124.1
Less: current portion of closure costs (Note 8)	-	-	(0.2)	-	(2.4)	-	(2.6)
Non-current portion of closure costs	63.4	11.6	20.3	-	16.8	9.4	121.5

Each period the Company reviews cost estimates and other assumptions used in the valuation of the obligations at each of its mining properties and development properties to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the fair value of the obligation. The fair values of the obligations are measured by discounting the expected cash flows using a discount factor that reflects the risk-free rate of interest. The Company prepares estimates of the timing and amount of expected cash flows when an obligation is incurred. Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are: the construction of new processing facilities; obligations realized through additional ore bodies mined; changes in the quantities of material in reserves and a corresponding change in the LOM; changing ore characteristics that impact required environmental protection measures and related costs; changes in water quality that impact the extent of water treatment required; and changes in laws and regulations governing the protection of the environment. The fair value of an obligation is recorded when it is incurred.

For the year ended December 31, 2017, the Company updated the reclamation and closure cost obligations for each of its mine sites. The impact of these assessments was an increase of $55.2 million (year ended December 31, 2016 – $15.5 million), which primarily related to Rainy River and Mesquite. Key drivers of the Rainy River liability increase of $41.4 million include advancement of the processing plant site area, construction of tailings management area, placement of mine rock and other additional obligations related to significant project advancement achieved during the period as the project continued to advance to commercial production. The key driver of the Mesquite liability increase of $6.6 million was increased requirements for reclamation sloping on waste rock, increasing the amount of earthworks required.

The majority of the expenditures are expected to occur between 2022 and 2031. The discount rates used in estimating the site reclamation and closure cost obligations were between 1.9% and 6.0% for the year ended December 31, 2017 (2016 – 1.4% and 6.0%), and the inflation rate used was between 1.7% and 3.3% for the year ended December 31, 2017 (2016 – 1.0% and 3.3%).

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2017, letters of credit totalling $137.8 million (2016 - $113.0 million) and surety bonds totalling $19.6 million (2016 - $14.8 million) had been issued to various regulatory agencies to satisfy financial assurance requirements for this purpose with the increase in 2017 related to the Rainy River project. The letters of credit are secured by the revolving Credit Facility (Note 12 (c)), and the annual fees are 1.50% of the value of the outstanding letters of credit.